BUSINESS DESCRIPTION, Economic Context (Details) People in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2021 Participants People $ / shares
Economic activity, poverty and unemployment [Abstract]
Percentage increase of economic activity			10.00%
Unemployment rate		8.20%
Percentage of population living in poverty			40.60%
Number of people living in poverty | People			18.8
Fiscal imbalance [Abstract]
Percentage of primary fiscal deficit	35.00%		3.00%
Monetary imbalance and inflation [Abstract]
Consumer Price Index			50.90%
Survey of Market Expectations, number of participants | Participants			37
Expected inflation rate			54.80%
Public debt [Abstract]
Percentage of reduction in fiscal deficit			0.00%
Emerging Markets Bonds Index			16.88%
Exchange Market [Abstract]
Purchase price of foreign currency for buyer (in dollars per share)			$ 102.52
Purchase price of foreign currency for seller (in dollars per share)			$ 102.72
U.S. Dollars [Member]
Exchange Market [Abstract]
Depreciation of peso against U.S. dollar			22.00%
Alternative Currencies [Member]
Exchange Market [Abstract]
Exchange rate gap			118.00%